Leases - Schedule of Maturities of Non-cancellable Finance Lease Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Finance Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
2024	$ 7,910
2025	2,518
2026	675
Total undiscounted lease payments	11,103
Less: imputed interest	(1,454)
Total finance lease liability	9,649
Less: current installments of obligations under finance leases	(6,801)	$ (18,437)
Obligations under finance leases, excluding current installments	$ 2,848	$ 6,140